ING [Logo]

RELIASTAR LIFE INSURANCE COMPANY OF NEW YORK
SEPARATE ACCOUNT NY-B OF RELIASTAR LIFE INSURANCE COMPANY OF NEW YORK


                               PROSPECTUS SUPPLEMENT
                             DATED FEBRUARY 28, 2005

                        SUPPLEMENT TO THE PROSPECTUSES
                             DATED DECEMBER 22, 2004
                                       FOR

           DEFERRED COMBINATION VARIABLE AND FIXED ANNUITY CONTRACTS
                                    ISSUED BY
                 RELIASTAR LIFE INSURANCE COMPANY OF NEW YORK
  ("SMARTDESIGN VARIABLE ANNUITY - NY" AND "EMPIRE INNOVATIONS" PROSPECTUSES)

The information in this supplement updates and amends certain information contained in the above-referenced prospectuses. You should read and keep this supplement along with the prospectus.

The subaccounts investing in ProFunds VP Portfolios or, with regard to Smart Design Variable Annuity - NY, portfolios of the ING GET U.S. Core Portfolio are not available under contracts purchased through Smith Barney or Citicorp Investment Services.






ING [Logo]

RELIASTAR LIFE INSURANCE COMPANY OF NEW YORK
ReliaStar Life Insurance Company of New York is a stock company domiciled in New York.


RLNY-Citcorp-135374                                                     02/28/05